Schedule of Other Assets Movement of Allowance for Expected Credit Losses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Beginning balance	$ 1,725	$ 600
Provision for credit losses		1,125
Ending balance	$ 1,725	$ 1,725